                            SUPPLEMENT TO PROSPECTUS
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                             SEPARATE ACCOUNT THREE
                                DATED MAY 1, 1999

         For Policies issued on or after April 3, 2000, the following changes are applicable in states where approved:

NO LAPSE GUARANTEE PERIOD

         The No-Lapse Guarantee period is fixed at the lesser of (a) twenty years or (b) the number of year's remaining until the life insured's age is 95. Certain states may have a shorter guarantee period. (The no-Lapse Guarantee period for a particular Policy is stated in the Policy.)

OPTIONAL TERM RIDER

         The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

ILLUSTRATIONS

         Illustrations reflecting the changes to the No Lapse Guarantee are included with this supplement.



                         SUPPLEMENT DATED MARCH 17, 2000




SVUL 99.SUP 4200

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,500 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                    6% Hypothetical                      12% Hypothetical
                           Gross Investment Return           Gross Investment Return               Gross Investment Return
                          --------------------------    ---------------------------------    -----------------------------------
     End Of Accumulated    Policy      Cash    Death       Policy        Cash       Death       Policy         Cash        Death
     Policy    Premiums     Value Surrender  Benefit        Value   Surrender     Benefit        Value    Surrender      Benefit
   Year (1)         (2)           Value (3)                         Value (3)                             Value (3)

         1        7,875     5,971         0  500,000        6,353           0     500,000        6,736            0      500,000
         2       16,144    12,340     3,718  500,000       13,488       4,866     500,000       14,683        6,060      500,000
         3       24,826    18,562    10,541  500,000       20,883      12,862     500,000       23,391       15,370      500,000
         4       33,942    24,652    17,333  500,000       28,563      21,244     500,000       32,952       25,633      500,000
         5       43,514    30,605    23,988  500,000       36,530      29,913     500,000       43,446       36,828      500,000
         6       53,565    36,423    30,407  500,000       44,799      38,784     500,000       54,965       48,950      500,000
         7       64,118    42,106    36,792  500,000       53,381      48,067     500,000       67,616       62,302      500,000
         8       75,199    47,660    43,048  500,000       62,292      57,680     500,000       81,516       76,904      500,000
         9       86,834    53,101    49,090  500,000       71,560      67,550     500,000       96,807       92,797      500,000
        10       99,051    58,438    55,129  500,000       81,210      77,902     500,000      113,640      110,331      500,000
        15      169,931    82,804    82,804  500,000      134,963     134,963     500,000      226,299      226,299      500,000
        20      260,394   102,230   102,230  500,000      198,540     198,540     500,000      407,853      407,853      500,000
        25      375,851   115,469   115,469  500,000      277,406     277,406     500,000      714,920      714,920      764,964
        30      523,206   113,445   113,445  500,000      371,749     371,749     500,000    1,218,876    1,218,876    1,279,820
        35      711,272    78,539    78,539  500,000      492,259     492,259     516,872    2,037,883    2,037,883    2,139,777
        40      951,298     0 (4)     0 (4)    0 (4)      644,737     644,737     676,974    3,354,339    3,354,339    3,522,056
        45    1,257,639                                   833,512     833,512     841,847    5,496,810    5,496,810    5,551,778
        50    1,648,615                                 1,080,852   1,080,852   1,080,852    9,101,722    9,101,722    9,101,722

 (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

 (2) Assumes net interest of 5% compounded annually.

 (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

 (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,500 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                                0% Hypothetical              6% Hypothetical                 12% Hypothetical
                            Gross Investment Return      Gross Investment Return          Gross Investment Return
                           -------------------------   ---------------------------    --------------------------------
     End Of Accumulated    Policy    Cash      Death    Policy    Cash       Death      Policy        Cash       Death
     Policy    Premiums     Value Surrender  Benefit     Value Surrender   Benefit       Value   Surrender     Benefit
   Year (1)         (2)           Value (3)                    Value (3)                         Value (3)

         1        7,875     5,971         0  500,000     6,353         0   500,000       6,736           0     500,000
         2       16,144    12,340     3,718  500,000    13,488     4,866   500,000      14,683       6,060     500,000
         3       24,826    18,557    10,536  500,000    20,878    12,857   500,000      23,386      15,365     500,000
         4       33,942    24,614    17,295  500,000    28,523    21,204   500,000      32,912      25,593     500,000
         5       43,514    30,503    23,885  500,000    36,423    29,806   500,000      43,334      36,716     500,000
         6       53,565    36,214    30,198  500,000    44,577    38,562   500,000      54,731      48,715     500,000
         7       64,118    41,735    36,421  500,000    52,982    47,668   500,000      67,190      61,876     500,000
         8       75,199    47,054    42,442  500,000    61,634    57,022   500,000      80,806      76,194     500,000
         9       86,834    52,155    48,145  500,000    70,528    66,517   500,000      95,685      91,675     500,000
        10       99,051    57,021    53,713  500,000    79,654    76,345   500,000     111,944     108,635     500,000
        15      169,931    76,785    76,785  500,000   128,172   128,172   500,000     218,865     218,865     500,000
        20      260,394    84,074    84,074  500,000   178,342   178,342   500,000     388,024     388,024     500,000
        25      375,851    68,094    68,094  500,000   227,663   227,663   500,000     676,866     676,866     724,246
        30      523,206     0 (4)     0 (4)    0 (4)   260,619   260,619   500,000   1,147,618   1,147,618   1,204,999
        35      711,272                                250,007   250,007   500,000   1,894,679   1,894,679   1,989,413
        40      951,298                                 91,184    91,184   500,000   3,049,761   3,049,761   3,202,249
        45    1,257,639                                  0 (4)     0 (4)     0 (4)   4,898,775   4,898,775   4,947,763
        50    1,648,615                                                              8,116,415   8,116,415   8,116,415

 (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

 (2) Assumes net interest of 5% compounded annually.

 (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

 (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $8,200 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                0% Hypothetical              6% Hypothetical                 12% Hypothetical
                            Gross Investment Return      Gross Investment Return          Gross Investment Return
                          --------------------------   ---------------------------   ---------------------------------
     End Of Accumulated    Policy      Cash    Death    Policy      Cash     Death      Policy        Cash       Death
     Policy    Premiums     Value Surrender  Benefit     Value Surrender   Benefit       Value   Surrender     Benefit
   Year (1)         (2)           Value (3)                    Value (3)                         Value (3)

         1       8,610      6,608         0  506,608     7,028         0   507,028       7,448           0     507,448
         2      17,651     13,601     4,978  513,601    14,865     6,242   514,865      16,179       7,556     516,179
         3      27,143     20,434    12,413  520,434    22,987    14,967   522,987      25,746      17,725     525,746
         4      37,110     27,123    19,804  527,123    31,423    24,104   531,423      36,251      28,931     536,251
         5      47,576     33,660    27,043  533,660    40,174    33,557   540,174      47,776      41,158     547,776
         6      58,564     40,048    34,032  540,048    49,252    43,237   549,252      60,423      54,408     560,423
         7      70,103     46,285    40,971  546,285    58,669    53,355   558,669      74,305      68,991     574,305
         8      82,218     52,378    47,766  552,378    68,442    63,830   568,442      89,547      84,935     589,547
         9      94,939     58,342    54,331  558,342    78,599    74,588   578,599     106,301     102,291     606,301
        10     108,296     64,188    60,880  564,188    89,166    85,857   589,166     124,732     121,423     624,732
        15     185,791     90,731    90,731  590,731   147,681   147,681   647,681     247,357     247,357     747,357
        20     284,698    111,285   111,285  611,285   215,230   215,230   715,230     440,828     440,828     940,828
        25     410,930    123,493   123,493  623,493   293,354   293,354   793,354     755,870     755,870   1,255,870
        30     572,038    115,762   115,762  615,762   369,234   369,234   869,234   1,249,989   1,249,989   1,749,989
        35     777,658     68,811    68,811  568,811   418,732   418,732   918,732   2,012,177   2,012,177   2,512,177
        40   1,040,086      0 (4)     0 (4)    0 (4)   405,629   405,629   905,629   3,181,557   3,181,557   3,681,557
        45   1,375,018                                 280,834   280,834   780,834   4,983,451   4,983,451   5,483,451
        50   1,802,486                                   0 (4)     0 (4)     0 (4)   7,744,701   7,744,701   8,244,701

 (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

 (2) Assumes net interest of 5% compounded annually.

 (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

 (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $8,200 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                                0% Hypothetical              6% Hypothetical                 12% Hypothetical
                            Gross Investment Return      Gross Investment Return          Gross Investment Return
                           -------------------------    --------------------------   ---------------------------------
    End Of Accumulated     Policy      Cash    Death    Policy      Cash     Death      Policy        Cash       Death
    Policy    Premiums      Value Surrender  Benefit     Value Surrender   Benefit       Value   Surrender     Benefit
  Year (1)         (2)            Value (3)                    Value (3)                         Value (3)

         1       8,610      6,608         0  506,608     7,028         0   507,028       7,448           0     507,448
         2      17,651     13,601     4,978  513,601    14,865     6,242   514,865      16,179       7,556     516,179
         3      27,143     20,429    12,408  520,429    22,982    14,962   522,982      25,741      17,720     525,741
         4      37,110     27,082    19,763  527,082    31,381    24,062   531,381      36,207      28,888     536,207
         5      47,576     33,552    26,934  533,552    40,059    33,442   540,059      47,654      41,037     547,654
         6      58,564     39,824    33,808  539,824    49,012    42,996   549,012      60,165      54,150     560,165
         7      70,103     45,885    40,571  545,885    58,233    52,919   558,233      73,828      68,515     573,828
         8      82,218     51,717    47,105  551,717    67,711    63,099   567,711      88,738      84,126     588,738
         9      94,939     57,302    53,291  557,302    77,434    73,424   577,434     104,996     100,986     604,996
        10     108,296     62,615    59,306  562,615    87,384    84,075   587,384     122,709     119,400     622,709
        15     185,791     83,786    83,786  583,786   139,262   139,262   639,262     237,031     237,031     737,031
        20     284,698     89,855    89,855  589,855   187,769   187,769   687,769     404,676     404,676     904,676
        25     410,930     68,395    68,395  568,395   219,014   219,014   719,014     650,750     650,750   1,150,750
        30     572,038      0 (4)     0 (4)    0 (4)   190,862   190,862   690,862     979,284     979,284   1,479,284
        35     777,658                                  39,225    39,225   539,225   1,387,018   1,387,018   1,887,018
        40   1,040,086                                   0 (4)     0 (4)     0 (4)   1,852,618   1,852,618   2,352,618
        45   1,375,018                                                               2,319,056   2,319,056   2,819,056
        50   1,802,486                                                               2,141,235   2,141,235   2,641,235

 (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

 (2) Assumes net interest of 5% compounded annually.

 (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

 (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.